Summary of Significant Accounting Policies (Details) - Schedule of the currency exchange rates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Currency Exchange Rates [Abstract]
Year-end spot rate	US$1=RMB 6.8972	US$1=RMB 6.3757
Average rate	US$1=RMB 6.7290	US$1=RMB 6.4508